DEBT OBLIGATIONS (Debt Obligation Payable) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013
Line of Credit Facility [Line Items]
Debt obligations payable	$ 75,000,000	$ 75,000,000	$ 0
Revolving debt [Member]
Line of Credit Facility [Line Items]
Debt obligations payable	75,000,000	75,000,000	0
Final Stated Maturity		Feb. 28, 2016
Amount Available for Draws	72,332,000	72,332,000
Maximum borrowing amount	150,000,000	150,000,000		150,000,000.0
Unused commitment fees (as a percent)	0.40%
Letter of credit subfacility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount	15,000,000	15,000,000		15,000,000.0
Amount utilized	$ 2,700,000	$ 2,700,000
LIBOR [Member] | Revolving debt [Member]
Line of Credit Facility [Line Items]
Contractual Interest Rate, spread (as a percent)		2.50%